April 25, 2005

VIA EDGAR TRANSMISSION

Mr. Christian Sandoe
United States Securities and Exchange Commission
Division of Investment Management
450 5th Street, N.W.
Washington, D.C. 20549-1004

Re:       Bridges Investment Fund, Inc. (the “Fund”)
File Nos. 002-21600 and 811-01209

Dear Mr. Sandoe:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to your oral comments and suggestions of April 11, 2005, delivered by Chad Eskildsen, regarding the Fund’s Post-Effective Amendment (“PEA”) No. 53 to its registration statement. PEA No. 53 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on February 25, 2005, for the purpose of making new disclosures required under SEC Release No. 33-8408 and other revisions.

In addition to responses to your comments, this amendment also includes certain non-material changes as appropriate. For your convenience in reviewing the Fund’s responses, your comments and suggestions are included in bold typeface immediately followed by the Fund’s responses.

In addition, in connection with this filing, the Fund hereby states the following:

1.	The Fund acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed generally on the accuracy or adequacy of the disclosure made herein, and the Fund and its management are solely responsible for the content of such disclosure;

2.	The Fund acknowledges that the Staff’s comments and changes in disclosure in response to the Staff’s comments does not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.	The Fund represents that neither the Fund nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as a defense in any action or proceeding by the SEC or any person.

The Fund’s responses to your comments are as follows:

RESPONSES TO ORAL COMMENTS DATED APRIL 11, 2005

Prospectus (Fund Shareholder Information - Fair Value Pricing)

1.	The Fund states that securities “may be” fair valued if a market quotation does not accurately reflect fair value or if the security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded. If the Fund is intending to reserve discretion to not fair value in these situations, please state the risks of not fair valuing the security or, in the alternative, please clarify that the Fund will fair value a security in these situations.

The Fund responds that it will fair value a security pursuant to procedures developed by the Board of Directors when reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded. The Fund may also fair value a security if the Fund or the Adviser believes that the market price is stale. The Fund has revised its disclosure to clarify this fact.

Prospectus (Frequent Trading or Market Timing)

2.	The Fund discloses that frequent trading or market timing can disrupt the Fund’s management and increase transaction costs but it does not indicate the effects on the Fund’s performance. Please explain the effects frequent trading or market timing may have on the Fund’s performance.

The Fund responds by revising its disclosure to include that frequent trading or market timing can disrupt the Fund’s investment program and increase transaction costs, which will negatively impact the Fund’s performance.

3.	The Fund states that it “may” restrict or refuse purchases or exchanges by market timers. If the Fund is intending to reserve discretion, please disclose the risks to long-term investors if the Fund does not take action, clarify the circumstances of when a restriction will not be imposed and state whether a restriction will be uniformly applied in all cases. Or, in the alternative, please clarify that the Fund will restrict or refuse purchases or exchanges by market timers.

The Fund responds that it will restrict or refuse purchases or exchanges by market timers and has revised its disclosure as requested.

4.	The Fund states that investors who engage in abusive trading practices will be notified of the Fund’s adverse view of market timing and that the Fund “may terminate these relationships.” Please explain what the Fund intends by “terminate” and if the Fund will involuntarily liquidate a shareholder’s account, please further explain if this action is consistent with Section 2(a)(32) of the Investment Company Act of 1940.

The Fund will not involuntarily liquidate a shareholder’s account and has revised its disclosure to reflect that it will restrict or refuse purchases or exchange requests from market timers.

SAI (Disclosure of Portfolio Holdings)

5.	The Fund states that it has adopted portfolio holdings disclosure policies. Please make it more clear that the Fund’s Board has adopted these policies regarding the disclosure of the Fund’s holdings.

The Fund has revised the disclosure as requested.

6.	The Fund states that it provides rating and ranking organizations, “such as” Lipper, Morningstar, Standard & Poor’s and Bloomberg, with its portfolio holdings. Please provide an exhaustive list of all such rating and ranking organizations that receive the Fund’s holdings pursuant to its portfolio disclosure policies.

The Fund has reviewed the list of rating and ranking organizations that receive its information regarding its holdings and has revised its disclosure as requested.

7.	The manner in which the Board exercises oversight of disclosure of the Fund’s portfolio holdings is not clear. Please review the Board’s oversight and revise as appropriate.

The Fund has revised the disclosure as requested.

* * * * * *

I trust that the above responses adequately address your comments. If you have any additional questions or require further information, please contact me by telephone at 414/765-5348, by facsimile at 414/212-7307, or by email at angela.pingel@usbank.com.

Sincerely,

/s/
Angela L. Pingel
for U.S. BANCORP FUND SERVICES, LLC

Bridges Investment Fund, Inc.

/s/
Name:   Edson L. Bridges III
Title:      President

cc:   Dennis Fogland, Baird, Holm, McEachen, Pedersen, Hamann & Strasheim LLP